Description of Business and Organization (Details Narrative) - USD ($)	Dec. 23, 2024	Apr. 21, 2023	Sep. 30, 2024	Sep. 30, 2023	Apr. 28, 2023	Apr. 11, 2023	Nov. 17, 2022	Oct. 21, 2022
Common Stock, Par or Stated Value Per Share								$ 0.001
Net liabilities			$ 3,672,395	$ 2,376,898			$ 1,596
Guangxi Yousen [Member]
Ownership percentage					100.00%		100.00%
Common Class A [Member]
Stock Issued During Period, Shares, New Issues		5,318,548
Common Stock, Par or Stated Value Per Share			$ 0.0001	$ 0.0001		$ 0.0001
Subsequent Event [Member]
Proceeds from Issuance Initial Public Offering	$ 10,350,000
Resale offering price	$ 9,097,000
Subsequent Event [Member] | IPO [Member] | Common Class A [Member]
Stock Issued During Period, Shares, New Issues	2,300,000
Common Stock, Par or Stated Value Per Share	$ 0.0001
Share price	$ 4.50